Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments.
Schedule of Investments

	December 31,
	2024	2025
	RMB	RMB
Equity investments without readily determinable fair values (i)	157,736	111,833
Debt investments (ii)	283,054	163,027
Equity method investments (iii)	—	21,305
	440,790	296,165
(i)	Equity investments without readily determinable fair values include investment in equity securities of private investee companies over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2024 and 2025, the Group did not acquire such equity interests in any privately-held investee companies.

The Group used the measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If the measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value.

The Group, with the assistance of an independent valuation expert, assessed for impairment of certain investments as of the balance sheet date and recognized RMB210,813, RMB166,127 and RMB43,698 in impairment charges for equity investments without readily determinable fair value for the years ended December 31, 2023, 2024 and 2025. The Group’s impairment assessments were triggered as a result of the weak financial performance of certain investees. In the circumstances and as part of management’s assessments, the Group, used unobservable Level 3 inputs including (i) a selection of price-to-sales multiples and enterprise value-to-sales multiples of comparable companies, (ii) probability of the different scenarios assumed under the equity allocation model and (iii) a discount for lack of marketability, to determine, respective fair values for the investees which were lower than the related carrying values.

(ii)	For the year ended December 31, 2023, the Group recorded fair value change of RMB35,811. Considering the prolonged business performance of these investments, the quality of the investments’ credit and other adverse conditions, the Group performed a quantitative assessment with the assistance of an independent appraiser. Based on the assessment, the Group recognized a credit impairment in the aggregated amount of RMB14,987 which was reported in net loss, and the fair value change associated with the non-credit losses amounted to RMB20,824, which was reported in other comprehensive income (loss).

For the year ended December 31, 2024, the Group performed both qualitative and quantitative assessment of these investments. Based on the Group’s assessment and with the assistance of an independent appraiser, the Group recognized fair value change of RMB145,458, of which RMB65,260 was reported in net loss, due to that the investments’ amortized cost basis exceeding fair values and the Group’s current intention to sell the investments, RMB1,079 was reported in net loss, due to the fair value change related to a credit loss, and RMB79,119 of impairment loss was reported in other comprehensive income (loss), due to the fair value change associated with the non-credit losses.

For the year ended December 31, 2025, the Group performed both qualitative and quantitative assessment of these investments. Based on the Group’s assessment and with the assistance of an independent appraiser, the Group recognized fair value change of RMB120,027, of which RMB76,458 was reported in net loss, due to the fair value change related to a credit loss, and the fair value change associated with the non-credit losses amounted to RMB43,569, which was reported in other comprehensive income (loss).

(iii)	In 2025, the Group made an investment in equity securities of a privately-held investee company at a cash consideration of RMB24,000, over which the Group had significant influence. For the year ended December 31, 2025, the Group recognized the share of cumulative loss of this equity method investment with amount of RMB2,695.